Cost of Revenue (Details) - Schedule of cost of revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of revenue [Abstract]
Test kit materials	$ 134,057	$ 149,612	$ 79,179
Selling expenses	8,967	26,696	54,101
Maintenance of laboratory equipment	95,352	56,151	39,761
Salaries and benefits	67,562	88,665	55,006
Royalties	88,739	46,017	111,940
Depreciation of laboratory equipment	5,049	3,339	2,677
Total costs of revenue	$ 399,726	$ 370,480	$ 342,664